Summary of Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Description of foreign currency translation and transaction		Translation adjustments were included in accumulated other comprehensive income (loss). The balance sheet amounts, with the exception of shareholder's equity at December 31, 2017 and 2016 were translated at 6.51 RMB and 6.94 RMB to $1.00, respectively. The shareholder's equity (deficiency) accounts were stated at their historical rate. The average translation rates applied to the consolidated statement of income accounts for the years ended December 31, 2017, 2016 and for the period from November 17, 2015 (inception) to December 31, 2015 were 6.76 RMB, 6.64 RMB and 6.43 RMB, respectively. Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheet.
Incentive expenses	$ 0	$ 1,497,279	$ 503,238
Servicing expenses	0	205,604	105,386
Impairment of long-lived assets
Advertising costs	0	$ 460,351	373,510
Percentage of income tax benefit		50.00%
Non-controlling interest, description		Non-controlling interest mainly consists of an aggregate of 6.8% (amended from 10.8% on December 4, 2017.
Employee benefits expenses	$ 8,411	$ 260,451	$ 159,352
Sales taxes, description		Value-added tax ("VAT") at a rate of 3% prior to March 2017 (6% starting in April 2017) of the gross proceed or at a rate approved by the Chinese local government Transaction fee and management fee that are earned and received in the PRC are also subject to various miscellaneous sales taxes at a rate of 7% of the VAT.